Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Natural Resources Portfolio

May 31, 2020

NAT-QTLY-0720
1.802184.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Construction Materials - 1.5%
Construction Materials - 1.5%
Eagle Materials, Inc.	43,600	$2,910,736
Summit Materials, Inc. (a)	101,600	1,543,304
		4,454,040
Containers & Packaging - 10.8%
Metal & Glass Containers - 5.9%
Aptargroup, Inc.	52,900	5,892,531
Crown Holdings, Inc. (a)	165,600	10,835,208
		16,727,739
Paper Packaging - 4.9%
Avery Dennison Corp.	73,500	8,134,245
Graphic Packaging Holding Co.	127,600	1,846,372
Packaging Corp. of America	39,600	4,015,836
		13,996,453

TOTAL CONTAINERS & PACKAGING		30,724,192

Energy Equipment & Services - 3.9%
Oil & Gas Drilling - 0.2%
Odfjell Drilling Ltd. (a)	194,500	197,286
Shelf Drilling Ltd. (a)(b)	790,300	267,478
		464,764
Oil & Gas Equipment & Services - 3.7%
Baker Hughes Co. Class A	402,200	6,640,322
Dril-Quip, Inc. (a)	30,225	918,538
Halliburton Co.	154,700	1,817,725
National Oilwell Varco, Inc.	58,300	727,001
Oceaneering International, Inc. (a)	49,500	317,790
RigNet, Inc. (a)	294,930	289,120
		10,710,496

TOTAL ENERGY EQUIPMENT & SERVICES		11,175,260

Metals & Mining - 18.4%
Gold - 18.4%
Agnico Eagle Mines Ltd. (Canada)	212,900	13,621,209
Barrick Gold Corp.	698,932	16,774,368
Franco-Nevada Corp.	157,600	22,121,347
		52,516,924
Oil, Gas & Consumable Fuels - 63.0%
Coal & Consumable Fuels - 0.2%
Pinnacle Renewable Energy, Inc. (c)	158,800	453,269
Integrated Oil & Gas - 15.9%
Cenovus Energy, Inc. (Canada)	2,305,100	10,045,103
Chevron Corp.	278,098	25,501,585
Suncor Energy, Inc.	579,800	9,967,583
		45,514,271
Oil & Gas Exploration & Production - 26.0%
Brigham Minerals, Inc. Class A	49,400	654,550
Cabot Oil & Gas Corp.	217,500	4,315,200
Canadian Natural Resources Ltd.	502,800	9,184,312
Centennial Resource Development, Inc. Class A (a)(c)	270,200	272,902
ConocoPhillips Co.	278,100	11,730,258
Crescent Point Energy Corp.	311,100	438,344
Devon Energy Corp.	283,800	3,067,878
Diamondback Energy, Inc.	96,500	4,108,970
EOG Resources, Inc.	86,900	4,429,293
Hess Corp.	90,400	4,291,288
Kosmos Energy Ltd.	289,800	527,436
Magnolia Oil & Gas Corp. Class A (a)	912,500	5,064,375
Noble Energy, Inc.	898,500	7,843,905
Parsley Energy, Inc. Class A	608,900	5,565,346
PDC Energy, Inc. (a)	125,800	1,532,244
Pioneer Natural Resources Co.	104,400	9,563,040
PrairieSky Royalty Ltd.	71,538	471,776
Viper Energy Partners LP	107,800	1,130,822
		74,191,939
Oil & Gas Refining & Marketing - 8.5%
Delek U.S. Holdings, Inc. (c)	185,904	3,656,732
Marathon Petroleum Corp.	45,498	1,598,800
Phillips 66 Co.	93,416	7,310,736
Reliance Industries Ltd.	103,986	2,014,114
Reliance Industries Ltd. rights (a)	6,932	20,355
Valero Energy Corp.	145,100	9,669,464
		24,270,201
Oil & Gas Storage & Transport - 12.4%
Cheniere Energy, Inc. (a)	198,500	8,803,475
Enbridge, Inc.	28,300	920,415
Enterprise Products Partners LP	371,200	7,089,920
Golar LNG Ltd.	124,400	986,492
Noble Midstream Partners LP	223,677	2,162,957
TC Energy Corp.	37,000	1,667,466
The Williams Companies, Inc.	672,000	13,728,960
		35,359,685

TOTAL OIL, GAS & CONSUMABLE FUELS		179,789,365

Paper & Forest Products - 0.5%
Forest Products - 0.5%
Western Forest Products, Inc. (c)	2,623,600	1,448,187
TOTAL COMMON STOCKS
(Cost $370,106,693)		280,107,968

Money Market Funds - 2.5%
Fidelity Cash Central Fund 0.11% (d)	4,596,445	4,597,364
Fidelity Securities Lending Cash Central Fund 0.10% (d)(e)	2,382,720	2,382,959
TOTAL MONEY MARKET FUNDS
(Cost $6,980,323)		6,980,323
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $377,087,016)		287,088,291
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(1,630,921)
NET ASSETS - 100%		$285,457,370

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $267,478 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,167
Fidelity Securities Lending Cash Central Fund	6,337
Total	$8,504

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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